CAPITAL MANAGEMENT	12 Months Ended
Jun. 30, 2024
Capital Management
CAPITAL MANAGEMENT

33. CAPITAL MANAGEMENT

(a) Risk management

The Company’s objectives when managing capital are to:

●	safeguard their ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders, and
●	maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may issue new shares or reduce its capital, subject to the provisions of the Company’s constitution. The capital structure of the Company consists of equity attributed to equity holders of the Company, comprising contributed equity, reserves and accumulated losses. By monitoring undiscounted cash flow forecasts and actual cash flows provided to the board by the Company’s management, the board monitors the need to raise additional equity from the equity markets.

(b) Dividends

No dividends were declared or paid to members for the year ended June 30, 2024 (2023: nil). The Company’s franking account balance was nil at June 30, 2024 (2023: nil).